Convertible Preferred Stock (Q3)	9 Months Ended
Sep. 30, 2021
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock
Note 10. Convertible Preferred Stock
Immediately prior to the closing of the IPO, the Company filed an Amended and Restated Certificate of Incorporation on July 6, 2021 with the Secretary of State of the State of Delaware to authorize the issuance up to 2,050,000,000 shares, par value $0.00001 per share, consisting of 2,000,000,000 shares of common stock and 50,000,000 shares of preferred stock. In connection with the IPO, all of the Company’s then outstanding convertible preferred stock converted into shares of common stock on a one-for-one basis. Upon conversion of the convertible preferred stock, the Company reclassified the carrying value of the convertible preferred stock to common stock and additional paid-in capital.
On May 5, 2021, the Company amended its Certificate of Incorporation (“Third Amended and Restated Certificate of Incorporation”) to increase the number of authorized shares of Preferred Stock from 125,000,000 shares to 140,000,000 shares. Prior to the effectiveness of the Amended and Restated Certificate of Incorporation on July 6, 2021 the Company was authorized to issue 140,000,000 shares of Preferred Stock, $0.00001 par value per share, of which 50,000,000 were designated as Series A, 75,000,000 were designated as Series B and 15,000,000 were designated as Series C as of such date. Each share of Series A, Series B and Series C could have been converted into common stock at any time, at the option of the holder, based on a prescribed formula set forth in the Company’s Third Amended and Restated Certificate of Incorporation. In the event of a liquidation, dissolution, winding up of the Company or other similar event, liquidation payments would have first been made to the holders of Series B, then to Series C, then to Series A.
The Series A shares were redeemable upon a deemed liquidation event not solely within the Company’s control. The redemption price would have been the cash or value of the property, rights or securities paid or distributed upon a deemed liquidation event. Prior to the Second Amended and Restated Certificate of Incorporation, Series A preferred stock holders were entitled to cumulative dividends that accrued at annual rate of 4% of the Series A Preferred Stock original issue price, compounded annually. The Series A preferred stock holders were not entitled to accrue additional dividends after August 23, 2019.
The Series B shares were redeemable upon a deemed liquidation event not solely within the Company’s control or upon written notice from a majority of the holders of Series B shares at any time on or after February 23, 2026. The redemption price was prescribed in the Company’s Second Amended and Restated Certificate of Incorporation, and was based on inputs including, but not limited to, the original issuance price of the Series B shares, accrued dividends whether or not declared, and the fair value of common stock.
Series B holders were entitled to cumulative dividends that accrued at an annual rate of 10% of the Series B share original issue price (as adjusted in accordance with the Company’s Second Amended and Restated Certificate of Incorporation), compounded annually. The initial original issue price for the Series B shares issued ranged from $9.12 per share to $9.14 per share. Accumulated and undeclared Series B preferred dividends were $101.1 million and $86.0 million as of July 6, 2021 (the date on which the Series B converted to common) and December 31, 2020, respectively. Such dividends would have been payable only upon the occurrence of a deemed liquidation event or voluntary or involuntary dissolution, liquidation or winding up of the Company without certain consents required by the organizational documents of the Company.
In May 2021, the Company issued 7,857,142 shares of Series C for proceeds of $109.8 million net of issuance costs. The Series C shares were redeemable upon a deemed liquidation event not solely within the Company’s control. The redemption price would have been the cash or value of the property, rights or securities paid or distributed upon a deemed liquidation event.
In accordance with ASC 480, Distinguishing Liabilities from Equity, if the carrying value of redeemable preferred stock is less than its redemption value, redeemable preferred stock shall be accreted to its redemption value if it is probable it will become redeemable. Prior to March 15, 2021, the Company concluded it was probable that the Series B would become redeemable due to the passage of time. However, after that date the Company concluded that it was no longer probable that the Series B would become redeemable due to the increased likelihood of a successful IPO prior to February 23, 2026. The Company’s Series B accruing dividends comprised a component of the redemption value of such stock. The Company recorded the accretion of Series B through March 15, 2021, by increasing its carrying value and recording a corresponding reduction of Additional Paid-In Capital in the amounts of nil and $13.7 million for the three months ended September 30, 2021 and 2020, respectively, and $15.1 million and $39.9 million for the nine months ended September 30, 2021 and 2020, respectively.